Leases as Restated - Summary of Right-of-use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	$ 38,283	$ 39,542	$ 27,790	$ 27,790
Land
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	4,862	4,851
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	2,324	3,158
Collaboration Assets
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	$ 31,097	$ 31,533